Annual Operating Expenses {- Medical Technology and Devices Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Medical Technology and Devices Portfolio - Medical Technology and Devices Portfolio-Default
Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%